Notes and Accounts Receivable, Net - Aging Analysis of Notes and Accounts Receivable, Net (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure of financial assets [line items]
Notes and accounts receivable, net	$ 128,613.4	$ 4,201.7	$ 121,133.2
Past due over 121 days [member]
Disclosure of financial assets [line items]
Notes and accounts receivable, net			341.4
Neither past due nor impaired [member]
Disclosure of financial assets [line items]
Notes and accounts receivable, net			105,295.2
Past due but not impaired [member] | Past due within 30 days [member]
Disclosure of financial assets [line items]
Notes and accounts receivable, net			13,984.1
Past due but not impaired [member] | Past due 31-60 days [member]
Disclosure of financial assets [line items]
Notes and accounts receivable, net			929.7
Past due but not impaired [member] | Past due 61-120 days [member]
Disclosure of financial assets [line items]
Notes and accounts receivable, net			$ 582.8
Financial assets not past due [member]
Disclosure of financial assets [line items]
Notes and accounts receivable, net	113,126.5
Past due [member] | Past due within 30 days [member]
Disclosure of financial assets [line items]
Notes and accounts receivable, net	15,006.5
Past due [member] | Past due 31-60 days [member]
Disclosure of financial assets [line items]
Notes and accounts receivable, net	472.8
Past due [member] | Past due 61-120 days [member]
Disclosure of financial assets [line items]
Notes and accounts receivable, net	4.6
Past due [member] | Past due over 121 days [member]
Disclosure of financial assets [line items]
Notes and accounts receivable, net	$ 3.0